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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2003
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   ATLANTIC TRUST CO NA
        -------------------------------------------------------

Address: 100 Federal Street
        -------------------------------------------------------
        Boston, MA 02110
        -------------------------------------------------------

        -------------------------------------------------------

Form 13F File Number: 028-10222
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen E. Prostano
        -------------------------------------------------------

Title:  President
        -------------------------------------------------------

Phone:  212-259-3810
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Stephen E. Prostano               Boston, MA                  5/12/2003
-----------------------------   -------------------------     ------------------
          [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

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
                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        ---------------------------------------

Form 13F Information Table Entry Total: 277
                                        ---------------------------------------

Form 13F Information Table Value Total: $517,915
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name
           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]

                                                           MV                  PRN
NAME OF ISSUER            TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT     CALL DSCRETN MANAGERS  SOLE        SHARED     NONE
--------------            --------------     -----       --------  -------     ---- ------- --------  ----        ------     ----
3M COMPANY COM            COM                88579Y101       2314       17794  SH   DEFINED             17364        430          0
ABBOTT LABS               COM                002824100        979       26020  SH   DEFINED             25370        650          0
AIR PRODS & CHEMS INC     COM                009158106       1142       27563  SH   DEFINED             26808        755          0
ALLERGAN INC COM          COM                018490102       1221       17900  SH   DEFINED             17645        255          0
AMERICAN EXPRESS CO       COM                025816109        778       23410  SH   DEFINED             22845        565          0
AMERICAN INTL GROUP INC   COM                026874107       1818       36764  SH   DEFINED             35913        851          0
AMGEN INC                 COM                031162100       2701       46933  SH   DEFINED             45573       1360          0
AMSOUTH BANCORPORATION    COM                032165102       5792      291345  SH   SOLE               291345          0          0
ANALOG DEVICES INC        COM                032654105       2158       78481  SH   DEFINED             76211       2270          0
APOGENT TECHNOLOGIES      COM                03760A101        233       15950  SH   SOLE                15950          0          0
AUSPEX SYS INC COM        COM                052116100          8       51400  SH   SOLE                51400          0          0
AUTOMATIC DATA
  PROCESSING              COM                053015103       1145       37196  SH   DEFINED             36296        900          0
AVON PRODS INC            COM                054303102       2528       44305  SH   DEFINED             43370        935          0
BERKSHIRE HATHAWAY INC
  DEL CL                  COM                084670207       1291         604  SH   SOLE                  604          0          0
BIOCRYST PHARMACEUTICALS
  INC                     COM                09058V103         24       15796  SH   SOLE                15796          0          0
BP P.L.C.                 COM                055622104       3068       79498  SH   DEFINED             77588       1910          0
CARDINAL HLTH INC         COM                14149Y108       1499       26320  SH   DEFINED             25825        495          0
CATERPILLAR INC           COM                149123101        848       17235  SH   DEFINED             16820        415          0
CHEVRONTEXACO
  CORPORATION             COM                166764100        229        3545  SH   DEFINED              3345        200          0
CISCO SYS INC             COM                17275R102       1314      101243  SH   DEFINED             93454       7789          0
CITIGROUP INC.            COM                172967101       2287       66393  SH   DEFINED             65623        770          0
CLEAR CHANNEL
  COMMUNICATIONS          COM                184502102       1177       34711  SH   DEFINED             33851        860          0
COCA COLA CO              COM                191216100        221        5471  SH   SOLE                 5471          0          0
COLGATE PALMOLIVE CO      COM                194162103      72836     1337910  SH   DEFINED           1337575        335          0
COX COMMUNICATIONS INC
  NEW CL                  COM                224044107        955       30702  SH   DEFINED             29937        765          0
DELL COMPUTER CORP COM    COM                247025109       2963      108513  SH   DEFINED            106281       2232          0
DONALDSON INC             COM                257651109        476       13015  SH   SOLE                13015          0          0
EXXON CORPORATION         COM                30231G102        880       25174  SH   SOLE                25174          0          0
FANNIE MAE                COM                313586109       2412       36907  SH   DEFINED             36617        290          0
FIFTH THIRD BANCORP COM   COM                316773100        951       18925  SH   DEFINED             18470        455          0
FIRST DATA CORP           COM                319963104       3039       82103  SH   DEFINED             79993       2110          0
FREDDIE MAC               COM                313400301        613       11550  SH   DEFINED             11135        415          0
GENERAL ELEC CO           COM                369604103       4389      172112  SH   DEFINED            168102       4010          0
GENUINE PARTS CO          COM                372460105        295        9660  SH   SOLE                 9660          0          0
GILLETTE COMPANY          COM                375766102        234        7579  SH   DEFINED              6967        612          0
GOLDMAN SACHS GROUP INC   COM                38141G104       1324       19448  SH   DEFINED             18963        485          0
GRAINGER W W INC          COM                384802104        253        5900  SH   SOLE                 5900          0          0
GREY WOLF INC COM         COM                397888108        169       43000  SH   SOLE                43000          0          0
HARMAN INTL INDS INC NEW
  COM                     COM                413086109        638       10900  SH   SOLE                10900          0          0
HOME DEPOT INC            COM                437076102       1616       66326  SH   DEFINED             64476       1850          0
I B M                     COM                459200101       1243       15846  SH   DEFINED             15631        215          0

ILLINOIS TOOL WKS INC     COM                452308109       1496       25729  SH   DEFINED             25084        645          0
INPUT/OUTPUT INC COM      COM                457652105         72       20000  SH   SOLE                20000          0          0
INTEL CORP                COM                458140100        807       49551  SH   DEFINED             48376       1175          0
JOHNSON & JOHNSON         COM                478160104       4017       69418  SH   DEFINED             68748        670          0
KOMAG INC COM             COM                500453105         45       24547  SH   SOLE                24547          0          0
LIBERTY MEDIA CORP
  SERIES A CO             COM                530718105       2274      233702  SH   DEFINED            231158       2544          0
LOCKHEED MARTIN CORP COM  COM                539830109       1763       37080  SH   DEFINED             36035       1045          0
LUCENT TECHNOLOGIES INC
  COM                     COM                549463107         34       23272  SH   SOLE                23272          0          0
MAXYGEN INC COM           COM                577776107        502       69140  SH   SOLE                69140          0          0
MEDTRONIC INC             COM                585055106       3420       75797  SH   DEFINED             73897       1900          0
MICROSOFT CORP            COM                594918104       2949      121814  SH   DEFINED            118884       2930          0
MIDDLEBURG FINANCIAL
  CORP COM                COM                596094102       1784       39600  SH   SOLE                39600          0          0
NETSCOUT SYS INC COM      COM                64115T104        369      130000  SH   SOLE               130000          0          0
PEPSICO INC               COM                713448108       2145       53615  SH   DEFINED             52295       1320          0
PFIZER INC                COM                717081103       3493      112096  SH   DEFINED            109951       2145          0
PROCTER & GAMBLE COMPANY  COM                742718109        430        4832  SH   SOLE                 4832          0          0
PROTECTIVE LIFE CORP      COM                743674103       4006      140320  SH   SOLE               140320          0          0
SCHLUMBERGER              COM                806857108        798       20985  SH   DEFINED             20495        490          0
SLM CORPORATION COM       COM                78442P106       1226       11055  SH   DEFINED             10780        275          0
SOUTHTRUST CORP           COM                844730101       6756      264614  SH   SOLE               264614          0          0
STAPLES INC               COM                855030102       1401       76449  SH   SOLE                76449          0          0
SYSCO CORP                COM                871829107       2032       79865  SH   DEFINED             77895       1970          0
TARGET CORP               COM                87612E106       2197       75085  SH   DEFINED             73020       2065          0
UNITED PARCEL SVC INC
  CL B                    COM                911312106       1645       28851  SH   DEFINED             28156        695          0
UNITED TECHNOLOGIES CORP  COM                913017109        738       12765  SH   DEFINED             12430        335          0
UNITEDHEALTH GROUP INC    COM                91324P102       1035       11295  SH   DEFINED             10970        325          0
UNIVERSAL INSURANCE
  HOLDING IN              COM                91359V107         58     2900000  SH   SOLE              2900000          0          0
VERITAS SOFTWARE CO COM   COM                923436109       1029       58475  SH   DEFINED             56995       1480          0
VIACOM INC CL B           COM                925524308       2651       72584  SH   DEFINED             70924       1660          0
WAL MART STORES INC       COM                931142103       1483       28494  SH   SOLE                28494          0          0
WALGREEN COMPANY          COM                931422109       1763       59805  SH   DEFINED             58270       1535          0
WEIS MKTS INC COM         COM                948849104        333       10885  SH   SOLE                10885          0          0